Net Income Attributable to PepsiCo per Common Share (Tables)	12 Months Ended
Dec. 28, 2024
Earnings Per Share [Abstract]
Basic And Diluted Net Income Attributable To PepsiCo Per Common Share
The computations of basic and diluted net income attributable to PepsiCo per common share are as follows:

	2024		2023		2022
	Income	Shares(a)	Income	Shares(a)	Income	Shares(a)
Basic net income attributable to PepsiCo per common share	$6.97		$6.59		$6.45
Net income available for PepsiCo common shareholders	$9,578	1,373	$9,074	1,376	$8,910	1,380
Dilutive securities:
Stock options, RSUs, PSUs and other (b)	—	5	—	7	—	7
Diluted	$9,578	1,378	$9,074	1,383	$8,910	1,387
Diluted net income attributable to PepsiCo per common share	$6.95		$6.56		$6.42
(a)Weighted-average common shares outstanding (in millions).
(b)The dilutive effect of these securities is calculated using the treasury stock method.